Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 51,962	£ 76,972	£ 86,703	£ 19,990
Financial Assets at Fixed Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	41,827	64,267
Financial Assets at Variable Rates
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	7,108	7,141
Non-Interest Bearing Cash Balances
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 3,027	£ 5,564